REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
To the Board of Trustees of MFS Variable
Insurance Trust II and the Shareholders of
MFS Blended Research Core Equity Portfolio,
MFS Core Equity Portfolio, MFS Corporate
Bond Portfolio, MFS Emerging Markets Equity
Portfolio, MFS Global Governments Portfolio,
MFS Global Growth Portfolio, MFS Global
Research Portfolio, MFS Global Tactical
Allocation Portfolio, MFS Government
Securities Portfolio, MFS High Yield Portfolio,
MFS International Growth Portfolio, MFS
International Intrinsic Value Portfolio
(formerly MFS International Value Portfolio),
MFS Massachusetts Investors Growth Stock
Portfolio , MFS Research International
Portfolio, MFS Strategic Income Portfolio,
MFS Technology Portfolio and MFS U.S.
Government Money Market Portfolio
(collectively, the "Funds"):
In planning and performing our audits of the financial statements of the Funds as of and for the year ended December 31, 2019, in accordance with the standards of the Public
Company Accounting Oversight Board
(United States), we considered the Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinions on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A fund's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management of the fund and trustees of the trust; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of a fund's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions or that the degree of compliance with the policies or procedures may deteriorate.
A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of a fund's annual or interim financial statements will not be prevented or detected on a timely basis.
Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company
Accounting Oversight Board (United States).
However, we noted no deficiencies in the Funds' internal control over financial reporting and their operation, including controls for safeguarding securities, that we consider to be a material weakness, as defined above, as of December 31, 2019.
This report is intended solely for the
information and use of management, the
Board of Trustees of MFS Variable Insurance
Trust II and the Securities and Exchange
Commission and is not intended to be and should not be used by anyone other than these specified parties.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 14, 2020